Consolidated and Combined Carve-Out Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Operating revenues: (Notes 2(d), 5 and 18)
Time charter and bareboat revenues	$ 112,784		$ 73,151		$ 62,078
Other income	57
Loss of hire insurance recoveries (Note 8)			250		3,575
Total revenues (Notes 2(d), 5, 6, 8 and 18)	112,841		73,401		65,653
Operating expenses: (Note 18)
Vessel operating expenses (Note 2(d))	23,879		14,288		13,000
Depreciation (Note 13)	34,322		23,768		21,181
General and administrative expenses	4,323		5,361		4,834
Total operating expenses	62,524		43,417		39,015
Operating income	50,317		29,984		26,638
Finance income (expense): (Notes 2(e) and 18)
Interest income	13		30		19
Interest expense (Note 9(a))	(15,271)		(10,773)		(13,471)
Other finance expense (Note 9(b))	(1,271)		(2,048)		(3,378)
Realized and unrealized gain (loss) on derivative instruments (Note 10)	(6,407)		505		(6,031)
Net gain (loss) on foreign currency transactions	26		193		(1,771)
Total finance expense	(22,910)		(12,093)		(24,632)
Income before income taxes	27,407		17,891		2,006
Income tax expense (Notes 2(q) and 17)	(15)		(2,827)		(1,261)
Net income	27,392		15,064		745
General Partner's interest in net income	536		301
Limited Partner's interest in net income	26,856		14,764
Earnings per unit: (Note 21)
Cash distributions declared and paid per unit (Note 21)	$ 1.795		$ 0.752
Common Units [Member]
Finance income (expense): (Notes 2(e) and 18)
Net income	15,349
Limited Partner's interest in net income	(7,916)
Earnings per unit: (Note 21)
Earnings per unit (basic and diluted)	$ 1.369	[1]	$ 1.063	[1]
Subordinated Units [Member]
Finance income (expense): (Notes 2(e) and 18)
Net income	11,507
Limited Partner's interest in net income	(4,912)
Earnings per unit: (Note 21)
Earnings per unit (basic and diluted)	$ 1.343	[1]	$ 1.065	[1]
General Partner Unit [Member]
Finance income (expense): (Notes 2(e) and 18)
Net income	536
General Partner's interest in net income	$ 536
Earnings per unit: (Note 21)
Earnings per unit (basic and diluted)	$ 1.329	[1]	$ 1.063	[1]

[1]	Earnings per unit information for the year ended December 31, 2013 is in respect of the period from the closing of the IPO (April 15, 2013) to December 31, 2013.